Short-term and restricted bank deposits (Schedule of short-term bank deposits) (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Short Term Bank Deposits [Abstract]
Restricted bank deposits	[1]	$ 0	$ 167
USD bank deposits	[2]	34,006	29,675
Short-term and restricted bank deposits		$ 34,006	$ 29,842

[1]	Restricted bank deposits which are primarily used as security for the Company’s office leases.
[2]	The USD deposits are for the period of 91-365 days and bear annual interest of 6.26%6.55%- for 2023 and 5.45%-6.39% for 2024, respectively.